GROUP STRUCTURE (Details 1) - Discontinued operations [member] $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
IfrsStatementLineItems [Line Items]
Net cash generated by operating activities	$ 116
Net cash used in investing activities	(166)
Net cash used in financing activities	(7)
Decrease in cash and cash equivalents from discontinued operations	(57)
Cash and cash equivalents at the beginning of the year	52
Effect of devaluation and inflation on cash and cash equivalents	5
Decrease in cash and cash equivalents	(57)
Cash and cash equivalents at the end of the year